Business Combinations - Elements of the Business Combination (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 02, 2021	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Cash in trust, net of redemptions	$ 37.7	$ 37.7
Cash - PIPE	550.0	550.0
Less: Cash used for repurchase of common stock	(95.0)	(95.0)
Less: transaction costs and advisory fees	$ (42.4)	(42.4)
Net cash received from the Business Combination and PIPE investment		450.3
Net assets acquired from the Business Combination		3.6
Total		$ 453.9